Net cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in millions)	6/30/2023	12/31/2022

Current bank accounts	255.0	309.8
Digital wallets	16.5	12.5
Fixed deposit	65.6	48.8
Cash and cash equivalents[1]	337.1	371.0
[1] Net cash and cash equivalents as at June 30, 2023 includes restricted cash in the amount of CHF 158.0 million (December 31, 2022: CHF 129.5 million) provided for a bank guarantee associated with lease commitments. See to 4.8 Commitments and contingencies